CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) [Line Items]
Payments in respect of settlements, reimbursement rights			£ 217
Gross loan commitments	£ 133,553	£ 135,098
Capital commitments	405	378
Amounts Related To Assets To Be Leased Under Operating Leases Signage	400	369
Irrevocable Loan Commitments [Member]
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) [Line Items]
Gross loan commitments	63,504	£ 64,884
Legal proceedings contingent liability [member]
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) [Line Items]
Increase (Decrease) In Current Tax Liability	800
Increase (decrease) in deferred tax liability (asset)	£ (250)